Cover	Sep. 30, 2025
Cover [Abstract]
Entity Registrant Name	General Enterprise Ventures, Inc.
Entity Central Index Key	0000894556
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 30, 2025
Entity File Number	000-56567
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	87-2765150
Entity Address Address Line 1	1740H Del Range Blvd
Entity Address Address Line 2	Suite 166
Entity Address City Or Town	Cheyenne
Entity Address State Or Province	WY
Entity Address Postal Zip Code	82009
City Area Code	800
Local Phone Number	401-4535
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false